Long-Term Indebtedness (Summary of Long-Term Indebtedness) (Details)				12 Months Ended			12 Months Ended			12 Months Ended							12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 1.10%, Straight Bonds, Payable in Yen, Due March 2012 [Member] USD ($)	Mar. 31, 2011 1.10%, Straight Bonds, Payable in Yen, Due March 2012 [Member] JPY (¥)	Mar. 31, 2010 1.10%, Straight Bonds, Payable in Yen, Due March 2012 [Member] JPY (¥)	Mar. 31, 2011 1.39%, Straight Bonds, Payable in Yen, Due March 2014 [Member] USD ($)	Mar. 31, 2011 1.39%, Straight Bonds, Payable in Yen, Due March 2014 [Member] JPY (¥)	Mar. 31, 2010 1.39%, Straight Bonds, Payable in Yen, Due March 2014 [Member] JPY (¥)	Mar. 31, 2011 2.08%, Straight Bonds, Payable in Yen, Due March 2019 [Member] USD ($)	Mar. 31, 2011 2.08%, Straight Bonds, Payable in Yen, Due March 2019 [Member] JPY (¥)	Mar. 31, 2010 2.08%, Straight Bonds, Payable in Yen, Due March 2019 [Member] JPY (¥)	Mar. 31, 2011 0.57%, straight bonds, payable in yen, due June 2015 in yen, due June 2015 [Member] USD ($)	Mar. 31, 2011 0.57%, straight bonds, payable in yen, due June 2015 in yen, due June 2015 [Member] JPY (¥)	Mar. 31, 2011 0.88%, straight bonds, payable in yen, due June 2017 [Member] USD ($)	Mar. 31, 2011 0.88%, straight bonds, payable in yen, due June 2017 [Member] JPY (¥)	Mar. 31, 2011 1.30%, Straight Bonds, Payable in Yen, Due December 2010 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2010 1.30%, Straight Bonds, Payable in Yen, Due December 2010 Issued by a Consolidated Subsidiary [Member] JPY (¥)	Mar. 31, 2011 6.75%, Straight Bonds, Payable in Yen, Due December 2025 Issued by a Consolidated Subsidiary [Member] USD ($)	Mar. 31, 2011 6.75%, Straight Bonds, Payable in Yen, Due December 2025 Issued by a Consolidated Subsidiary [Member] JPY (¥)	Mar. 31, 2010 6.75%, Straight Bonds, Payable in Yen, Due December 2025 Issued by a Consolidated Subsidiary [Member] JPY (¥)	Mar. 31, 2011 7.30%, Straight Bonds, Payable in Yen, Due November 2027 Issued by a Consolidated Subsidiary [Member] USD ($)	Mar. 31, 2011 7.30%, Straight Bonds, Payable in Yen, Due November 2027 Issued by a Consolidated Subsidiary [Member] JPY (¥)	Mar. 31, 2010 7.30%, Straight Bonds, Payable in Yen, Due November 2027 Issued by a Consolidated Subsidiary [Member] JPY (¥)	Mar. 31, 2011 1.47%, Straight Bonds, Payable in Yen, Due April 2014 Issued by a Consolidated Subsidiary [Member] USD ($)	Mar. 31, 2011 1.47%, Straight Bonds, Payable in Yen, Due April 2014 Issued by a Consolidated Subsidiary [Member] JPY (¥)	Mar. 31, 2010 1.47%, Straight Bonds, Payable in Yen, Due April 2014 Issued by a Consolidated Subsidiary [Member] JPY (¥)	Mar. 31, 2011 0.61%, Straight Bonds, Payable in Yen, Due January 2014 Issued by a Consolidated Subsidiary [Member] USD ($)	Mar. 31, 2011 0.61%, Straight Bonds, Payable in Yen, Due January 2014 Issued by a Consolidated Subsidiary [Member] JPY (¥)	Mar. 31, 2010 0.61%, Straight Bonds, Payable in Yen, Due January 2014 Issued by a Consolidated Subsidiary [Member] JPY (¥)	Mar. 31, 2011 0.61%, Straight Bonds, Payable in Yen, Due May 2015 Issued by a consolidated Subsidiary [Member] USD ($)	Mar. 31, 2011 0.61%, Straight Bonds, Payable in Yen, Due May 2015 Issued by a consolidated Subsidiary [Member] JPY (¥)	Mar. 31, 2011 Euro Yen Zero Coupon Convertible Bonds, Due December 2011 [Member] USD ($)	Mar. 31, 2011 Euro Yen Zero Coupon Convertible Bonds, Due December 2011 [Member] JPY (¥)	Mar. 31, 2010 Euro Yen Zero Coupon Convertible Bonds, Due December 2011 [Member] JPY (¥)	Mar. 31, 2011 Banks and Insurance Companies, 1.11% Weighted Average, Due Through 2017 [Member] USD ($)	Mar. 31, 2011 Banks and Insurance Companies, 1.11% Weighted Average, Due Through 2017 [Member] JPY (¥)	Mar. 31, 2010 Banks and Insurance Companies, 1.11% Weighted Average, Due Through 2017 [Member] JPY (¥)	Mar. 31, 2011 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] USD ($)	Mar. 31, 2011 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] JPY (¥)	Mar. 31, 2010 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] JPY (¥)
Straight bonds payable	$ 2,733,000,000	¥ 226,839,000,000	¥ 237,547,000,000	$ 240,964,000	¥ 20,000,000,000	¥ 20,000,000,000	$ 602,409,000	¥ 50,000,000,000	¥ 50,000,000,000	$ 180,723,000	¥ 15,000,000,000	¥ 15,000,000,000	$ 481,927,000	¥ 40,000,000,000	$ 240,964,000	¥ 20,000,000,000		¥ 9,999,000,000	$ 32,253,000	¥ 2,677,000,000	¥ 23,863,000,000	$ 23,386,000	¥ 1,941,000,000	¥ 8,593,000,000	$ 421,687,000	¥ 35,000,000,000	¥ 35,000,000,000	$ 240,964,000	¥ 20,000,000,000	¥ 20,000,000,000	$ 240,964,000	¥ 20,000,000,000	$ 26,759,000	¥ 2,221,000,000	¥ 55,092,000,000
Bond interest rate				1.10%	1.10%		1.39%	1.39%		2.08%	2.08%		0.57%	0.57%	0.88%	0.88%	1.30%		7.30%	7.30%		1.47%	1.47%		0.61%	0.61%		0.61%	0.61%
Bond due date				March 2012	March 2012		March 2014	March 2014		March 2019	March 2019						December 2010		December 2025	December 2025		November 2027	November 2027		April 2014	April 2014		January 2014	January 2014				December 2011	December 2011		2017	2017		2014	2014
Unsecured loans																																				3,999,289,000	331,941,000,000	360,940,000,000
Weighted average interest rate																																				1.11%	1.11%		0.01%	0.01%
Secured loans																																							7,627,000	633,000,000	7,252,000,000
Long-term indebtedness caused by lease transactions																																							346,434,000	28,754,000,000
Capital lease obligations (see Note 2(j))	28,325,000	2,351,000,000	2,965,000,000
Total	7,114,675,000	590,518,000,000	608,704,000,000
Fair value adjustment			40,000,000
Less - Current maturities included in current liabilities	(1,338,506,000)	(111,096,000,000)	(94,026,000,000)
Long-term indebtedness Less current maturities	$ 5,776,169,000	¥ 479,422,000,000	¥ 514,718,000,000